LVIP Delaware U.S. Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.59%
Air Freight & Logistics–0.49%
United Parcel Service, Inc. Class B	11,368	$1,771,930
		1,771,930
Automobiles–3.44%
†Tesla, Inc.	49,667	12,427,677
		12,427,677
Biotechnology–2.06%
AbbVie, Inc.	12,913	1,924,812
†Incyte Corp.	6,146	355,055
†Vertex Pharmaceuticals, Inc.	14,818	5,152,811
		7,432,678
Broadline Retail–2.59%
†Amazon.com, Inc.	73,472	9,339,761
		9,339,761
Capital Markets–2.09%
Ameriprise Financial, Inc.	3,545	1,168,716
Blackstone, Inc.	34,774	3,725,686
LPL Financial Holdings, Inc.	11,135	2,646,233
		7,540,635
Communications Equipment–0.44%
†Arista Networks, Inc.	8,620	1,585,477
		1,585,477
Construction & Engineering–0.16%
EMCOR Group, Inc.	2,694	566,791
		566,791
Consumer Finance–0.82%
American Express Co.	11,446	1,707,629
SLM Corp.	93,256	1,270,146
		2,977,775
Consumer Staples Distribution & Retail–2.27%
Costco Wholesale Corp.	14,530	8,208,869
		8,208,869
Diversified Consumer Services–0.63%
H&R Block, Inc.	52,501	2,260,693
		2,260,693
Entertainment–0.29%
†Netflix, Inc.	2,740	1,034,624
		1,034,624
Financial Services–4.94%
Mastercard, Inc. Class A	24,811	9,822,923
Visa, Inc. Class A	34,822	8,009,408
		17,832,331
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.58%
Old Dominion Freight Line, Inc.	5,116	$2,093,160
		2,093,160
Health Care Providers & Services–4.55%
Cardinal Health, Inc.	5,761	500,170
Cencora, Inc.	19,427	3,496,277
McKesson Corp.	9,912	4,310,233
†Molina Healthcare, Inc.	3,259	1,068,594
UnitedHealth Group, Inc.	14,013	7,065,214
		16,440,488
Health Care Technology–0.73%
†Veeva Systems, Inc. Class A	13,014	2,647,698
		2,647,698
Hotels, Restaurants & Leisure–4.41%
†Airbnb, Inc. Class A	14,012	1,922,587
†Booking Holdings, Inc.	2,461	7,589,601
†Expedia Group, Inc.	24,477	2,522,844
Hilton Worldwide Holdings, Inc.	9,064	1,361,232
Starbucks Corp.	27,750	2,532,742
		15,929,006
Household Durables–0.30%
†NVR, Inc.	184	1,097,247
		1,097,247
Interactive Media & Services–13.10%
†Alphabet, Inc. Class A	128,667	16,837,363
†Alphabet, Inc. Class C	117,322	15,468,906
†Meta Platforms, Inc. Class A	49,953	14,996,390
		47,302,659
IT Services–2.23%
Accenture PLC Class A	13,552	4,161,955
†EPAM Systems, Inc.	5,845	1,494,508
†VeriSign, Inc.	11,928	2,415,778
		8,072,241
Machinery–1.84%
Caterpillar, Inc.	12,381	3,380,013
Otis Worldwide Corp.	40,549	3,256,490
		6,636,503
Media–0.70%
†Trade Desk, Inc. Class A	32,130	2,510,959
		2,510,959
Oil, Gas & Consumable Fuels–0.53%
Cheniere Energy, Inc.	11,558	1,918,166
		1,918,166
LVIP Delaware U.S. Growth Fund–1

LVIP Delaware U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–2.58%
Eli Lilly & Co.	17,361	$9,325,114
		9,325,114
Semiconductors & Semiconductor Equipment–11.72%
†Advanced Micro Devices, Inc.	16,562	1,702,905
Applied Materials, Inc.	43,588	6,034,758
Broadcom, Inc.	12,140	10,083,241
Lam Research Corp.	6,658	4,173,035
Monolithic Power Systems, Inc.	3,480	1,607,760
NVIDIA Corp.	34,229	14,889,273
QUALCOMM, Inc.	34,751	3,859,446
		42,350,418
Software–18.63%
†Adobe, Inc.	16,148	8,233,865
†Cadence Design Systems, Inc.	3,153	738,748
†Crowdstrike Holdings, Inc. Class A	13,771	2,304,990
†Dropbox, Inc. Class A	122,428	3,333,715
†Fair Isaac Corp.	2,298	1,995,882
†Fortinet, Inc.	71,622	4,202,779
†HubSpot, Inc.	3,016	1,485,380
†Manhattan Associates, Inc.	29,655	5,861,607
Microsoft Corp.	90,628	28,615,791
†Salesforce, Inc.	8,491	1,721,805
†ServiceNow, Inc.	11,072	6,188,805
†Synopsys, Inc.	5,687	2,610,162
		67,293,529
Specialty Retail–5.19%
†AutoZone, Inc.	1,204	3,058,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Lowe's Cos., Inc.	21,673	$4,504,517
†O'Reilly Automotive, Inc.	1,248	1,134,257
TJX Cos., Inc.	65,524	5,823,773
†Ulta Beauty, Inc.	3,974	1,587,414
Williams-Sonoma, Inc.	16,977	2,638,226
		18,746,335
Technology Hardware, Storage & Peripherals–10.39%
Apple, Inc.	186,499	31,930,494
HP, Inc.	82,328	2,115,830
NetApp, Inc.	45,980	3,488,962
		37,535,286
Textiles, Apparel & Luxury Goods–1.89%
†Deckers Outdoor Corp.	7,592	3,902,971
NIKE, Inc. Class B	19,351	1,850,343
Tapestry, Inc.	37,354	1,073,927
		6,827,241
Total Common Stock (Cost $258,506,115)		359,705,291

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	876,671	876,671
Total Money Market Fund (Cost $876,671)		876,671

TOTAL INVESTMENTS–99.83% (Cost $259,382,786)	360,581,962
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	618,468
NET ASSETS APPLICABLE TO 42,466,016 SHARES OUTSTANDING–100.00%	$361,200,430

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware U.S. Growth Fund–2

LVIP Delaware U.S. Growth Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware U.S. Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$359,705,291	$—	$—	$359,705,291
Money Market Fund	876,671	—	—	876,671
Total Investments	$360,581,962	$—	$—	$360,581,962
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. Growth Fund–3